Intangible Assets (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 17, 2024	Oct. 31, 2023	Aug. 23, 2020	Feb. 28, 2023	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Jan. 07, 2020
Intangible Assets [Line Items]
Direct ownership of equity					98.47%
Percentage of voting equity interests acquired				100.00%				100.00%
Aggregate upfront payment (in Dollars)				$ 3,500
Ordinary shares (in Shares)	200		200	110,759
Long term milestones aggregate amount (in Dollars)				$ 94,000
Total acquisition (in Dollars)				3,600
Fair value of issued equity (in Shares)						110,759
Fair value of issued intangible assets (in Dollars)						$ 3,781
Aggregate shareholders of immunorizon (in Shares)		34,974
Share price (in Dollars per share)						$ 1.59
Description of expected volatility percentage						70.89%
Description of expected annual risk free rate						4.50%
Dividend yield
Percentage of discount for lack of marketability						10.80%
Intangible assets recoverable amount percentage						19.50%
ADS [Member]
Intangible Assets [Line Items]
Aggregate upfront payment (in Dollars)				$ 3,500